DEFERRED CHARGES (Tables)	12 Months Ended
Jul. 31, 2024
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of deferred charges
	July 31, 2024		July 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Leasing brokerage commissions	$6,350,308	$2,794,954	$5,471,610	$2,253,786
Professional fees for leasing	81,826	56,595	127,810	94,934
Total	$6,432,134	$2,851,549	$5,599,420	$2,348,720

Schedule of estimated aggregate amortization expense
Year Ended July 31	Amortization
2025	$467,022
2026	$426,170
2027	$366,528
2028	$358,132
2029	$322,907